Income Taxes (Details) - Schedule of income tax attributes $ in Thousands	12 Months Ended
Dec. 31, 2020 CAD ($)
Canadian non-capital losses [Member]
Income Taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 107,611
Expiration date	2040
Canadian capital losses [Member]
Income Taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 2,571
Expiration date	Indefinite
Canadian tax basis of mineral interest [Member]
Income Taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 363,263
Expiration date	Indefinite
US non-capital losses [Member]
Income Taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 384
Expiration date	2040
US capital losses [Member]
Income Taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 1,641
Expiration date	2024
US tax basis of mineral interest [Member]
Income Taxes (Details) - Schedule of income tax attributes [Line Items]
Income tax attributes	$ 12,329
Expiration date	Indefinite